Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Apr. 30, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Amortized cost	$ 89,590	$ 57,367
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	86,269	56,672
Non-investment grade	1,999	401
Impaired	162	150
Carrying amount of securities measured at FVOCI subject to impairment	88,430	57,223
Items not subject to impairment	528	463
Carrying amount of securities measured at FVOCI	88,958	57,686
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	44,109	43,727
Non-investment grade	1,125	1,081
Amount before allowance for credit losses	45,234	44,808
Allowance for credit losses	29	24
Amortized cost	45,205	44,784
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	86,236	56,671
Non-investment grade	1,998	400
Carrying amount of securities measured at FVOCI subject to impairment	88,234	57,071
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	44,102	43,681
Non-investment grade	727	695
Amount before allowance for credit losses	44,829	44,376
Allowance for credit losses	9	5
Amortized cost	44,820	44,371
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	33	1
Non-investment grade	1	1
Carrying amount of securities measured at FVOCI subject to impairment	34	2
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	7	46
Non-investment grade	398	386
Amount before allowance for credit losses	405	432
Allowance for credit losses	20	19
Amortized cost	385	413
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	162	150
Carrying amount of securities measured at FVOCI subject to impairment	$ 162	$ 150